Employee benefits (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Summary of Net Liability for Post-Employment and Long-Term Employee Benefit Plans
The company’s net liability for post-employment and long-term employee benefit plans comprises the following as at 31 December 2021 and 2020:

Million US dollar	2021	2020
Present value of funded obligations	(6 791)	(7 703)
Fair value of plan assets	5 381	5 649

Present value of net obligations for funded plans	(1 410)	(2 054)

Present value of unfunded obligations	(687)	(793)

Present value of net obligations	(2 097)	(2 847)

Unrecognized asset	(32)	(31)

Net liability	(2 129)	(2 878)

Other long term employee benefits	(127)	(86)

Total employee benefits	(2 256)	(2 964)

Employee benefits amounts in the balance sheet:
Liabilities	(2 261)	(2 970)
Assets	5	6

Net liability	(2 256)	(2 964)

Summary of Changes in Present Value of Defined Benefit Obligations and Changes in Fair Value of Plan Assets
The changes in the present value of the defined benefit obligations are as follows:

Million US dollar	2021	2020	2019
Defined benefit obligation at 1 January	(8 496)	(8 143)	(7 568)

Current service costs	(80)	(72)	(67)
Interest cost	(212)	(250)	(326)
Past service gain/(cost)	(5)	16	(9)
Settlements	176	153	109
Benefits paid	553	519	596
Contribution by plan participants	(3)	(2)	(2)
Actuarial gains/(losses) – demographic assumptions	(41)	20	61
Actuarial gains/(losses) – financial assumptions	460	(690)	(912)
Experience adjustments	16	(12)	29
Exchange differences	154	(35)	(86)
Transfers and other movements	—	—	32

Defined benefit obligation at 31 December	(7 478)	(8 496)	(8 143)

The changes in the fair value of plan assets are as follows:

Million US dollar	2021	2020	2019
Fair value of plan assets at 1 January	5 649	5 442	5 059

Interest income	137	168	218
Administration costs	(19)	(19)	(23)
Return on plan assets exceeding interest income	197	332	579
Contributions by AB InBev	241	394	294
Contributions by plan participants	3	2	2
Benefits paid net of administration costs	(553)	(519)	(596)
Assets distributed on settlements	(172)	(146)	(107)
Exchange differences	(102)	(9)	46
Transfers and other movements	—	4	(30)

Fair value of plan assets at 31 December	5 381	5 649	5 442

Summary of Changes in Unrecognized Assets
The changes in the unrecognized asset are as follows:

Million US dollar	2021	2020	2019
Irrecoverable surplus impact at 1 January	(31)	(74)	(77)

Interest expense	(2)	(4)	(7)
Changes excluding amounts included in interest expense	1	47	9

Irrecoverable surplus impact at 31 December	(32)	(31)	(74)

Summary of Employee Benefit Expense Recognized in Income Statement
The expense recognized in the income statement with regard to defined benefit plans can be detailed as follows:

Million US dollar	2021	2020	2019
Current service costs	(80)	(72)	(67)
Administration costs	(19)	(19)	(23)
Past service cost due to plan amendments, curtailments or settlements	(2)	16	66
(Losses)/gains due to experience and demographic assumption changes	1	6	1

Profit from operations	(100)	(69)	(23)

Net finance cost	(76)	(87)	(114)

Total employee benefit expense	(176)	(156)	(137)

Summary of Employee Benefit Expense Recognized in Income Statement
The employee benefit expense is included in the following line items of the income statement:

Million US dollar	2021	2020	2019
Cost of sales	(30)	(28)	(17)
Distribution expenses	(11)	(9)	(5)
Sales and marketing expenses	(24)	(18)	(4)
Administrative expenses	(34)	(20)	3
Other operating (expense)/income	(1)	(1)	—
Exceptional items	—	7	—
Net finance cost	(76)	(87)	(114)

	(176)	(156)	(137)

Summary of Weighted Average Assumptions used in Computing Benefit Obligations
Weighted average assumptions used in computing the benefit obligations of the company’s significant plans at the balance sheet date are as follows:

	2021
Million US dollar	United States	Canada	Mexico	Brazil	United Kingdom	AB InBev
Discount rate	2.8%	2.9%	8.0%	8.7%	1.9%	3.2%
Price inflation	2.5%	2.0%	3.5%	3.3%	3.6%	2.7%
Future salary increases	—	1.0%	4.5%-4.0%	6.9%-5.0%	—	3.7%
Future pension increases	—	2.0%	3.5%	3.3%	3.2%	2.7%
Medical cost trend rate	5.3%-4.5%	4.5%	—	6.9%	—	5.9%-5.7%
Life expectation for a 65-year old male	86	87	85	85	87	85
Life expectation for a 65-year old female	88	90	88	87	89	88

	2020
Million US dollar	United States	Canada	Mexico	Brazil	United Kingdom	AB InBev
Discount rate	2.5%	2.4%	6.3%	6.9%	1.4%	2.6%
Price inflation	2.5%	2.0%	3.5%	3.3%	3.1%	2.6%
Future salary increases	—	1.0%	4.3%	6.9%-5.0%	—	3.7%
Future pension increases	—	2.0%	3.5%	3.3%	2.9%	2.6%
Medical cost trend rate	5.5%-4.5%	4.5%	—	6.9%	—	6.0%-5.7%
Life expectation for a 65-year old male	86	87	82	85	87	85
Life expectation for a 65-year old female	87	90	85	88	89	88

Summary of Sensitivity Analysis of Defined Benefit Obligation for Weighted Principle Assumption
The sensitivity of the defined benefit obligation to changes in the weighted principal assumptions is:

	2021
Million US dollar	Change in assumption	Increase in assumption	Decrease in assumption
Discount rate	0.5%	(482)	533
Price inflation	0.5%	175	(183)
Future salary increases	0.5%	26	(25)
Medical cost trend rate	1%	30	(26)
Longevity	One year	256	(255)

Summary of Fair Value of Plan Assets
The fair value of plan assets at 31 December consists of the following:

	2021			2020
Million US dollar	Quoted	Unquoted	Total	Quoted	Unquoted	Total
Government bonds	34%	—	34%	33%	—	33%
Corporate bonds	34%	—	34%	34%	—	34%
Equity instruments	24%	—	24%	25%	—	25%
Property	—	4%	4%	—	3%	3%
Insurance contracts and others	2%	2%	4%	3%	2%	5%

	94%	6%	100%	95%	5%	100%